GENERAL	3 Months Ended
Mar. 31, 2015
Text Block [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	CyberArk Software Ltd. (the “Company”) is an Israeli company that develops, markets and sells software-based security solutions for the enterprise. The Company’s platform enables organizations to safeguard and monitor their privileged accounts, which are those accounts within an organization that have access to the organization’s high value assets and are located across its IT infrastructure. The Company’s software provides customers with the ability to protect, detect, monitor and control access to privileged accounts in order to break the lifecycle of a targeted cyber attack before it can cause damage to an enterprise.

b.	In February 2000, the Company established Cyber-Ark Software Inc., a wholly-owned Subsidiary in the U.S. (the “U.S. Subsidiary”). The U.S. Subsidiary is engaged in marketing and selling the Company’s products in the U.S. In 2008, the Company established Cyber-Ark Software UK (the “U.K. Subsidiary”). The U.K. Subsidiary was engaged primarily in marketing the Company’s products in the U.K. and parts of Europe and from the middle of 2013 is also engaged in selling the Company’s products. In 2013, the Company established Cyber-Ark Software GmbH (the “Germany Subsidiary”) which is engaged primarily in marketing the Company’s products in Germany, Austria and Switzerland.

c.	In September 2014, the Company completed its initial public offering (“IPO”) in which the Company issued and sold 5,360,000 ordinary shares at a public offering price of $16.00 per share and the underwriters exercised their option to purchase an additional 804,000 ordinary shares at the same IPO price per share. The total net proceeds received from the IPO were $88,468 after deducting underwriting discounts of $6,904 and other offering expenses of $3,846. Refer also to Note 7.b.

d.	In March 2015, the Company completed a secondary offering (the “Secondary Offering”) in which certain shareholders sold 4,000,000 ordinary shares at a public offering price of $51.00 per share and the underwriters exercised their option to purchase an additional 600,000 ordinary shares at the same price per share. The Company did not receive any proceeds from the sale of ordinary shares in the Secondary Offering. Secondary Offering related expenses were $1,081.